Leases - Lease Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Operating lease cost	$ 20	$ 19
Finance lease cost:
Amortization	3	2
Interest	34	33
Variable lease cost	25	21
Total lease cost	$ 82	$ 75